Related party transactions - Related Party Statement of Income or Loss (Details)		12 Months Ended
	Sep. 01, 2018	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses		$ (1,290,000)	$ (1,786,000)	$ (1,128,000)
Vessel operating costs		(34,272,000)	(27,601,000)	(22,526,000)
Administrative expenses		(12,475,000)	(10,744,000)	(9,462,000)
Restricted stock amortization		$ 25,547,000	$ 22,385,000	30,207,000
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		1,885,633	1,092,280
MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		$ 300
LR2/Aframax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		300
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Other related parties [member] | Scorpio MR Pool Limited [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		225,181,000	$ 217,141,000	248,974,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		188,890,000	136,514,000	156,503,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		82,782,000	78,510,000	73,683,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member] | LR1 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		46,823,000	13,895,000	0
Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member] | Panamax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		0	1,515,000	5,843,000
Other related parties [member] | Scorpio Aframax Pool Limited [Member] | Aframax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		$ 0	1,170,000	0
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent		1.50%
Commission on gross revenue, per charter fixture	0.85%
Commission on gross revenue per charter fixture when excluded in pools, rercent		1.25%
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		$ 325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Aframax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Technical management fee		30,100,000	22,900,000	19,500,000
Reimbursement of expenses		0	0	0
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Insurance related expenses		2,600,000	4,300,000	3,000,000
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Voyage expenses		(25,747)	0	0
Vessel operating costs		(1,600,000)	(400,000)
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Administrative fees charged by SSH		11,100,000	9,000,000	7,300,000
Reimbursement of expenses		46,535	500,000	600,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ 1,300,000	$ 1,200,000	$ 1,600,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		114,400	114,400	79,500